FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2018
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Text Block]

NOTE 28: FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	2018 £m	2017 £m
Liabilities designated at fair value through profit or loss:
Debt securities in issue	7,085	7,812
Other	11	3
	7,096	7,815
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	21,595	41,378
Other deposits	242	381
Short positions in securities	1,614	1,303
	23,451	43,062
Financial liabilities at fair value through profit or loss	30,547	50,877

Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.

The amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2018 was £15,435 million, which was £8,350 million higher than the balance sheet carrying value (2017: £14,224 million, which was £6,412 million higher than the balance sheet carrying value). At 31 December 2018 there was a cumulative £386 million decrease in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of Lloyds Bank plc, the issuing entity within the Group. Of the cumulative amount a decrease of £533 million arose in 2018 and an increase of £52 million arose in 2017.

For the fair value of collateral pledged in respect of repurchase agreements see note 52.